Stock Options (Details 3)	12 Months Ended
Dec. 31, 2017 $ / shares shares
Number of Shares Subject to Outstanding Options | shares	545,000
Weighted Average Contractual Life (years)	8 years 7 months 10 days
Weighted Average Exercise Price	$ 3.09
Number of Shares Subject To Options Exercise | shares	390,000
Weighted Average Remaining Contractual Life (Years)	8 years 5 months 20 days
Weighted Average Exercise Price	$ 2.8
Exercise Price Range One [Member]
Range of Exercise Prices	$ 0.8
Number of Shares Subject to Outstanding Options | shares	10,000
Weighted Average Contractual Life (years)	6 years 7 months 13 days
Weighted Average Exercise Price	$ 0.8
Number of Shares Subject To Options Exercise | shares	10,000
Weighted Average Remaining Contractual Life (Years)	6 years 7 months 13 days
Weighted Average Exercise Price	$ 0.8
Exercise Price Range Two [Member]
Range of Exercise Prices	$ 1.05
Number of Shares Subject to Outstanding Options | shares	55,000
Weighted Average Contractual Life (years)	6 years 2 months 30 days
Weighted Average Exercise Price	$ 1.05
Number of Shares Subject To Options Exercise | shares	35,000
Weighted Average Remaining Contractual Life (Years)	6 years 2 months 30 days
Weighted Average Exercise Price	$ 1.05
Exercise Price Range Three [Member]
Range of Exercise Prices	$ 1.25
Number of Shares Subject to Outstanding Options | shares	7,500
Weighted Average Contractual Life (years)	7 years 5 months 16 days
Weighted Average Exercise Price	$ 1.25
Number of Shares Subject To Options Exercise | shares	7,500
Weighted Average Remaining Contractual Life (Years)	7 years 5 months 16 days
Weighted Average Exercise Price	$ 1.25
Exercise Price Range Four [Member]
Range of Exercise Prices	$ 1.34
Number of Shares Subject to Outstanding Options | shares	7,500
Weighted Average Contractual Life (years)	7 years 6 months
Weighted Average Exercise Price	$ 1.34
Number of Shares Subject To Options Exercise | shares	7,500
Weighted Average Remaining Contractual Life (Years)	7 years 6 months
Weighted Average Exercise Price	$ 1.34
Exercise Price Range Five [Member]
Range of Exercise Prices	$ 1.65
Number of Shares Subject to Outstanding Options | shares	10,000
Weighted Average Contractual Life (years)	7 years 10 months 3 days
Weighted Average Exercise Price	$ 1.65
Number of Shares Subject To Options Exercise | shares	10,000
Weighted Average Remaining Contractual Life (Years)	7 years 10 months 3 days
Weighted Average Exercise Price	$ 1.65
Exercise Price Range Six [Member]
Range of Exercise Prices	$ 1.7
Number of Shares Subject to Outstanding Options | shares	7,500
Weighted Average Contractual Life (years)	7 years 9 months 14 days
Weighted Average Exercise Price	$ 1.7
Number of Shares Subject To Options Exercise | shares	7,500
Weighted Average Remaining Contractual Life (Years)	7 years 9 months 14 days
Weighted Average Exercise Price	$ 1.7
Exercise Price Range Seven [Member]
Range of Exercise Prices	$ 1.91
Number of Shares Subject to Outstanding Options | shares	130,000
Weighted Average Contractual Life (years)	8 years 2 months 16 days
Weighted Average Exercise Price	$ 1.91
Number of Shares Subject To Options Exercise | shares	130,000
Weighted Average Remaining Contractual Life (Years)	8 years 2 months 16 days
Weighted Average Exercise Price	$ 1.91
Exercise Price Range Eight [Member]
Range of Exercise Prices	$ 2.28
Number of Shares Subject to Outstanding Options | shares	7,500
Weighted Average Contractual Life (years)	8 years 6 months 18 days
Weighted Average Exercise Price	$ 2.28
Number of Shares Subject To Options Exercise | shares	7,500
Weighted Average Remaining Contractual Life (Years)	8 years 6 months 18 days
Weighted Average Exercise Price	$ 2.28
Exercise Price Range Nine [Member]
Range of Exercise Prices	$ 4.2
Number of Shares Subject to Outstanding Options | shares	310,000
Weighted Average Contractual Life (years)	9 years 4 months 9 days
Weighted Average Exercise Price	$ 4.2
Number of Shares Subject To Options Exercise | shares	175,000
Weighted Average Remaining Contractual Life (Years)	9 years 4 months 9 days
Weighted Average Exercise Price	$ 4.2